Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Contract Liabilities (Current and Non-current) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Contract liabilities	€ 22,099	€ 15,533	€ 12,299
Less non-current portion as per IFRS	(9,934)	(2,560)	(1,652)
Current portion as per IFRS	€ 12,165	12,973	10,647
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Contract liabilities		11,937	10,096
Current portion as per IFRS		11,937	10,096
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Less non-current portion as per IFRS		(2,560)	(1,652)
Current portion as per IFRS		1,036	551
Deferred revenues for Natuzzi Display System [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Contract liabilities		2,636	1,594
Deferred revenues for Service Type Warranty [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Contract liabilities		€ 960	€ 609